PROPERTY HELD FOR LEASE, NET OF ACCUMULATED DEPRECIATION AND IMPAIRMENT - Schedule of Property Held for Lease, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Property held for lease	$ 185,419	$ 192,015	$ 300,603
Less: accumulated depreciation and impairment	(118,111)	(118,324)	(233,518)
Property held for lease, net	$ 67,308	$ 73,691	$ 67,085